Cover	Jan. 14, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2021
Entity File Number	001-38518
Entity Registrant Name	VERTIV HOLDINGS CO
Entity Central Index Key	0001674101
Entity Tax Identification Number	81-2376902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1050 Dearborn Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	614
Local Phone Number	888-0246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, $0.0001 par value per share [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	VRT
Security Exchange Name	NYSE
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-third of one redeemable warrant to purchase one share of Class A common stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock
Trading Symbol	VERT.U
Security Exchange Name	NYSE
Redeemable warrants to purchase Class A common stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants to purchase Class A common stock
Trading Symbol	VRT WS
Security Exchange Name	NYSE